Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com


September  29,  2011


VIA  EDGAR

US  Securities  and  Exchange  Commission
100  F  Street,  NE
Washington,  DC  20549

Re: The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102): Post-Effective Amendment No. 121 Filing Pursuant to Rule 485(b)
            --------------------------------------------------------------------

Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 121 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto ("PEA No. 121"). The purpose of PEA No. 121 is to make material changes to the Registration Statement in relation to the Funds' annual update.

If you have any questions regarding PEA No. 121, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/  Beau  Yanoshik
-------------------
Beau  Yanoshik